Share Capital, Movement in Stock Options (Details)			12 Months Ended
		Sep. 22, 2025 shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Movement in stock options [Abstract]
Number of options at the beginning of the financial year (in shares)			2,234,482	12,234,482	42,234,482
Granted during the year - pre-share consolidation			408,541,913	0	10,000,000
Reduction in options on consolidation (in shares)	[1]		(408,037,885)	0	0
Granted during the year - post-share consolidation (in shares)			7,486,535	0	0
Exercised during the year (in shares)			(255,830)	0	(40,000,000)
Forfeited / lapsed during the year (in shares)			(14,897)	(10,000,000)	0
Number of options at the end of the financial year (in shares)			9,954,318	2,234,482	12,234,482
Comprising [Abstract]
Listed options (in shares)			0	0	0
Unlisted options (in shares)			9,954,318	2,234,482	12,234,482
Number Of Options Consolidation Ratio		150
Number of options converted to consolidated option		150

[1]	On 22 September 2025, the Company consolidated the number of options on issue on a 150:1 basis, resulting in the conversion of every 150 options into one option. The exercise price of the options was adjusted in inverse proportion to the consolidation ratio.